Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
The basic and diluted income per common stock is calculated as follows:

The basic and diluted (loss) income per common stock is calculated as follows:

	For the Three Months Ended
	June 30,
	2023	2022
Common stock subject to possible redemption
Numerator:
Net loss allocable to Class A common stock subject to possible redemption	$(193,333)	$(2,566,418)
Denominator:
Weighted Average Redeemable Class A common stock, basic and diluted	1,495,652	10,326,000
Basic and Diluted net loss per share, redeemable Class A common stock	$(0.13)	$(0.25)

Non-redeemable common stock
Numerator:
Net loss allocable to non-redeemable common stock	$(345,246)	$(667,269)
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	2,684,760	2,684,760
Basic and diluted net loss per share, common stock	$(0.13)	$(0.25)

	For the Six Months Ended
	June 30,
	2023	2022
Common stock subject to possible redemption
Numerator:
Net (loss) income allocable to Class A common stock subject to possible redemption	$(609,907)	$964,563
Denominator:
Weighted Average Redeemable Class A common stock, basic and diluted	1,671,103	10,326,000
Basic and Diluted net (loss) income per share, redeemable Class A common stock	$(0.36)	$0.09

Non-redeemable common stock
Numerator:
Net (loss) income allocable to non-redeemable common stock	$(979,864)	$250,786
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	2,684,760	2,684,760
Basic and diluted net (loss) income per share, common stock	$(0.36)	$0.09

The basic and diluted income per common stock is calculated as follows:

		For the period
	For the Year	from February 3, 2021
	Ended	(inception) Through
	December 31, 2022	December 31, 2021
Common stock subject to possible redemption
Numerator:
Net income allocable to Class A common stock subject to possible redemption	$1,534,917	$2,287,263
Denominator:
Weighted Average Redeemable Class A common stock, basic and diluted	9,582,767	10,326,000
Basic and Diluted net income per share, redeemable Class A common stock	$0.16	$0.22

Non-redeemable common stock
Numerator:
Net income allocable to non-redeemable common stock	$430,031	$578,954
Denominator:
Weighted Average non-redeemable common stock, basic and diluted	2,684,760	2,613,724
Basic and diluted net income per share, common stock	$0.16	$0.22

Schedule of class A common stock reconciliation

As of June 30, 2023 and December 31, 2022, the Class A Common Stock reflected on the balance sheets are reconciled in the following table:

	June 30, 2023		December 31, 2022
	Shares	Amount	Shares	Amount
As of beginning of the period	1,848,503	$19,419,552	10,326,000	$104,292,600
Less:
Extension redemptions on May 27, 2023 and November 29, 2022, respectively	(1,035,788)	(11,233,821)	(8,477,497)	(87,541,322)
Plus:
Remeasurement of carrying value to redemption value attributable to:
Accretion of carrying value to redemption value	—	849,317	—	2,668,274
Contingently redeemable Class A common stock subject to possible redemption	812,715	$9,035,048	1,848,503	$19,419,552

As of December 31, 2022 and 2021, the Class A Common Stock reflected on the consolidated balance sheets are reconciled in the following table:

	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount
As of beginning of the period	10,326,000	$104,292,600	—	$—
Gross Proceeds	—	—	10,326,000	103,260,000
Less:
Proceeds allocated to public warrants	—	—	—	(9,190,140)
Issuance costs related to Class A common stock subject to possible redemption	—	—	—	(6,791,909)
Extension redemptions on November 29, 2022	(8,477,497)	(87,541,322)	—	—
Plus:
Accretion of carrying value to redemption value	—	2,668,274	—	17,014,649
Contingently redeemable Class A common stock subject to possible redemption	1,848,503	$19,419,552	10,326,000	$104,292,600